COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF RIGHT OF USE ASSET	ROU is summarized below:
	June 30, 2026	June 30, 2025
Office lease	$68,339	$68,339
Less: accumulated amortization	(27,549)	(8,926)
Right-of-use asset, net	$40,790	$59,413

SCHEDULE OF OPERATING LEASE LIABILITY

Operating Lease liabilities are summarized below:

	June 30, 2026	June 30, 2025
Office lease	$68,339	$68,339
Reduction of lease liability	(20,032)	(8,926)
Less: office lease, current portion	(24,489)	(17,664)
Long term portion of lease liability	$23,818	$41,749

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Remaining future minimum lease payments under non-cancelable operating lease at June 30, 2026 are as follows:

Fiscal Year 2026- remainder	$7,041
Fiscal Year 2027	28,858
Fiscal Year 2028	25,042
Imputed interest	(7,350)
Total operating lease liability	$53,591